Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Provision For Loan And Lease Losses [Abstract]
Provision For Loan Losses Expensed	$ 0	0
Property Plant And Equipment Impairment Or Disposal [Abstract]
Time charter equivalent rate assumed for asset impairment	10 year average of historical 1 year time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Off hire percentage assumed for asset impairment	1.00%
Derivative Instrument Detail [Abstract]
Derivative, Inception Date	May 31, 2009
Derivative, Term of Contract	5 years
Types of Interest Rate Derivatives Used	zero cost collar agreement
Derivative, Maturity Date	May 27, 2014
Drybulkers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	0	$ 0
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0